                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  DECEMBER 31, 2009

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED DECEMBER 31, 2009

                   USAA TAX EXEMPT INTERMEDIATE-TERM FUND

[USAA LOGO]
    USAA (R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA TAX EXEMPT INTERMEDIATE-TERM FUND
DECEMBER 31, 2009

(Form N-Q)

48459 -0210                                                                                                                                                                                                                                                   ©2010, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

December 31, 2009 (unaudited)

CATEGORIES AND DEFINITIONS

Fixed-rate instruments - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

Put bonds - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

Periodic auction reset bonds – interest rates are reset periodically through an auction mechanism.  The bonds have the option to be sold at face value at each interest rate reset date to the extent that there are sufficient bids in the auction.

Variable-rate demand notes (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

Credit enhancements - add the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.  The enhancements do not guarantee the market values of the securities.

(INS)
Principal and interest payments are insured by one of the following: ACA Financial Guaranty Corp., AMBAC Assurance Corp., Assured Guaranty Corp., Assured Guaranty Municipal Corp., CIFG Assurance, N.A., Financial Guaranty Insurance Co., National Public Finance Guarantee Corp., Radian Asset Assurance, Inc., or XL Capital Assurance.  Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

(LIQ)	Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from Merrill Lynch & Co., Inc.
(LOC)	Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

1  |  USAA Tax Exempt Intermediate-Term Fund

(NBGA)
Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from one of the following:  Fannie Mae, Federal Housing Association Insured Mortgage Nursing Home, Government National Mortgage Association, or Texas Permanent School Fund.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

EDA	Economic Development Authority
EDC	Economic Development Corp.
ETM	Escrowed to final maturity
IDA	Industrial Development Authority/Agency
IDB	Industrial Development Board
IDC	Industrial Development Corp.
ISD	Independent School District
PRE	Prerefunded to a date prior to maturity
USD	Unified School District

                                                                                                                                                                                                                                                                                    Portfolio of Investments  |  2

PORTFOLIO OF INVESTMENTS

USAA Tax Exempt Intermediate-Term Fund
December 31, 2009 (unaudited)

Principal Amount (000)	Security		Coupon Rate	Final Maturity	Market Value (000)

	FIXED-RATE INSTRUMENTS (90.9%)
	Alabama (1.0%)
$345	Montgomery BMC Special Care Facilities Financing Auth. (INS)	4.88%		11/15/2018	$345
16,340	Montgomery Medical Clinic Board	4.75		3/01/2026	14,476
5,000	Prattville IDB	5.15		9/01/2013	5,121
5,000	Private Colleges and Universities Facilities Auth. (INS)	4.75		9/01/2026	4,937
2,000	Univ. of Alabama at Birmingham (INS) (PRE)	5.75		9/01/2020	2,092

					26,971

	Alaska (0.8%)
7,650	Four Dam Pool Power Agency (LOC - Dexia Credit Local) (PRE)	5.00		7/01/2021	8,698
3,750	North Slope Borough (INS)	4.36	(a)	6/30/2011	3,681
2,000	State (INS)	4.75		4/01/2021	2,010
2,520	State (INS)	4.75		4/01/2022	2,531
2,000	State (INS)	4.75		4/01/2023	2,006
4,110	State (INS)	4.75		4/01/2024	4,119

					23,045

	Arizona (1.5%)
1,170	Health Facilities Auth.	4.50		4/01/2016	1,201
425	Health Facilities Auth.	5.00		4/01/2017	439
1,150	Health Facilities Auth.	4.75		4/01/2025	1,144
2,500	Maricopa County Union High School District No. 210 (INS)	4.50		7/01/2024	2,551
15,000	Mohave County IDA	7.50		5/01/2019	17,101
3,270	Phoenix Civic Improvement Corp., 5.50%, 7/01/2013 (INS)	4.50	(b)	7/01/2024	3,028
2,115	Phoenix Civic Improvement Corp., 5.50%, 7/01/2013 (INS)	4.54	(b)	7/01/2025	1,952
2,000	Pinal County IDA (INS)	5.25		10/01/2020	1,944
1,250	Pinal County IDA (INS)	5.25		10/01/2022	1,198
2,000	Pinal County IDA (INS)	4.50		10/01/2025	1,693
1,535	State Univ. (INS)	5.00		9/01/2024	1,585
7,180	Univ. Medical Center Corp.	5.00		7/01/2022	7,160

					40,996

	Arkansas (0.6%)
3,125	Baxter County	5.00		9/01/2026	2,844
6,230	Independence County	5.00		1/01/2021	6,142
4,000	Independence County (INS)	4.90		7/01/2022	4,034
4,905	Jefferson County	4.60		10/01/2017	4,952

					17,972

	California (9.0%)
10,000	Chabot-Las Positas Community College District (INS)	4.85	(a)	8/01/2022	5,153

3  |  USAA Tax Exempt Intermediate-Term Fund

Principal Amount (000)	Security		Coupon Rate	Final Maturity	Market Value (000)

$5,000	Chabot-Las Positas Community College District (INS)	4.88	% (a)	8/01/2023	$2,401
5,000	City and County of San Francisco Airport Commission	5.25		5/01/2022	5,315
7,000	City and County of San Francisco Airport Commission	5.25		5/01/2023	7,369
2,000	Coronado Community Dev. Agency (INS)	5.00		9/01/2024	1,963
7,000	Health Facilities Financing Auth.	5.13		7/01/2022	7,289
5,000	Irvine USD Special Tax District (INS)	5.25		9/01/2019	5,326
2,500	Irvine USD Special Tax District (INS)	4.50		9/01/2020	2,535
6,745	Kern County Board of Education (INS)	5.00		6/01/2026	6,878
20,000	Los Angeles Department of Water and Power (INS)	4.75		7/01/2025	20,644
3,320	Modesto Irrigation District (INS)	5.64	(a)	7/01/2017	2,276
3,325	Modesto Irrigation District (INS)	5.69	(a)	7/01/2018	2,145
5,000	Public Works Board	5.50		6/01/2019	5,092
6,400	Public Works Board	5.50		4/01/2021	6,567
6,755	Public Works Board	5.60		4/01/2022	6,914
3,130	Public Works Board	5.75		4/01/2023	3,209
1,430	Sacramento Financing Auth. (INS)	5.00		12/01/2024	1,382
15,265	Sacramento Municipal Utility District Financing Auth. (INS)	4.75		7/01/2024	14,647
4,720	Salinas Union High School District (INS)	4.37	(a)	6/01/2016	3,608
2,000	Salinas Union High School District (INS)	4.37	(a)	10/01/2016	1,500
3,525	San Bernardino County Redevelopment Agency (INS)	5.00		9/01/2025	3,431
2,395	San Diego USD (INS)	4.50		7/01/2025	2,424
3,945	San Jose	4.95		4/01/2012	4,032
3,000	San Jose USD (INS)	4.50		6/01/2024	2,953
7,065	Santa Clara County Financing Auth. (INS)	4.75		5/15/2023	7,274
7,400	Santa Clara County Financing Auth. (INS)	4.75		5/15/2024	7,572
7,750	Santa Clara County Financing Auth. (INS)	4.75		5/15/2025	7,864
3,500	Santa Rosa Rancheria Tachi Yokut Tribe (c)	5.00		3/01/2020	2,852
2,175	Semitropic Improvement District (INS)	5.25		12/01/2018	2,310
2,500	Solano Community College District (INS)	4.85	(a)	8/01/2023	1,217
4,735	Solano Community College District (INS)	4.88	(a)	8/01/2024	2,109
4,035	South Orange County Public Financing Auth. (INS)	5.00		8/15/2022	4,030
4,920	South Orange County Public Financing Auth. (INS)	5.00		8/15/2025	4,790
20,000	State	5.25		10/01/2022	20,748
27,445	State	5.75		4/01/2027	28,622
3,120	Statewide Communities Dev. Auth.	5.00		5/15/2021	3,043
3,275	Statewide Communities Dev. Auth.	5.00		5/15/2022	3,166
3,440	Statewide Communities Dev. Auth.	5.00		5/15/2023	3,304
3,610	Statewide Communities Dev. Auth.	5.00		5/15/2024	3,439
3,795	Statewide Communities Dev. Auth.	5.00		5/15/2025	3,585
1,245	Systemwide Univ. (INS)	5.50		11/01/2015	1,377
16,020	Tobacco Securitization Auth.	4.75		6/01/2025	14,275
3,470	Tuolumne Wind Project Auth.	5.00		1/01/2022	3,634
2,000	Washington Township Health Care District	5.75		7/01/2024	2,023

					252,287

	Colorado (2.2%)
4,500	Adams County (INS)	4.38		9/01/2017	4,354
5,000	Adams County (INS)	5.10		1/01/2019	5,055
2,000	Arapahoe County School District No. 6 (INS)	5.25		12/01/2018	2,180
2,585	Arapahoe County School District No. 6 (INS)	5.25		12/01/2019	2,816
2,000	Arapahoe County School District No. 6 (INS)	5.25		12/01/2020	2,175
2,000	Arapahoe County School District No. 6 (INS)	5.25		12/01/2021	2,172
2,400	Denver Health and Hospital Auth. (PRE)	6.25		12/01/2016	2,649
30,955	Denver Health and Hospital Auth.	4.75		12/01/2027	27,205
1,000	Health Facilities Auth.	5.25		6/01/2023	988
2,140	Pueblo School District No. 60 (INS) (PRE)	5.25		12/15/2020	2,404

                                                                                                                                                                                                                                                                                   Portfolio of Investments  |  4

Principal Amount (000)	Security		Coupon Rate	Final Maturity	Market Value (000)

$9,045	State (INS)	5.00%		11/01/2023	$9,482

					61,480

	Connecticut (0.5%)
4,000	Health and Educational Facilities Auth. (INS)	5.00		7/01/2025	3,574
4,400	Mashantucket (Western) Pequot Tribe, acquired 9/18/1997 and 12/20/2001; cost $4,388 (c),(d)	5.70		9/01/2012	2,540
16,500	Mashantucket (Western) Pequot Tribe, acquired 9/18/1997 - 9/11/2009; cost $14,993 (c),(d)	5.75		9/01/2018	9,281

					15,395

	Delaware (0.3%)
1,495	Health Facilities Auth. (INS)	4.80		5/01/2017	1,365
1,830	Health Facilities Auth. (INS)	4.90		5/01/2018	1,644
1,000	Health Facilities Auth. (INS)	5.00		5/01/2019	888
1,515	Health Facilities Auth. (INS)	5.05		5/01/2020	1,328
1,010	Municipal Electric Corp. (INS)	5.25		7/01/2013	1,073
1,460	Municipal Electric Corp. (INS)	5.25		7/01/2017	1,551
1,580	Municipal Electric Corp. (INS)	5.25		7/01/2018	1,654

					9,503

	District of Columbia (0.4%)
7,000	District of Columbia (INS)	5.00		1/01/2025	7,223
7,930	District of Columbia (INS)	4.75		5/01/2027	4,603

					11,826

	Florida (5.7%)
5,165	Brevard County School Board (INS)	5.00		7/01/2025	5,264
2,500	Broward County Airport System	5.00		10/01/2024	2,556
6,500	Broward County School Board (INS)	5.00		7/01/2023	6,715
4,000	Broward County School Board (INS)	5.00		7/01/2024	4,123
3,710	Broward County School Board (INS)	5.00		7/01/2025	3,802
7,905	Dade County (INS)	6.00	(a)	10/01/2011	7,401
8,610	Dade County (INS)	6.10	(a)	10/01/2012	7,576
3,270	Flagler County School Board (INS)	5.00		8/01/2025	3,352
8,000	Hillsborough County IDA	5.65		5/15/2018	8,515
1,725	Hillsborough County IDA	5.50		10/01/2023	1,745
4,250	Indian River County School Board (INS)	5.00		7/01/2024	4,363
5,000	JEA St. Johns River Power Park (INS)	5.00		10/01/2020	5,355
1,090	Miami Beach Health Facilities Auth.	6.13		11/15/2011	1,093
1,670	Miami Dade County (INS)	5.00		4/01/2022	1,724
2,805	Miami Dade County (INS)	5.00		4/01/2023	2,885
8,375	Miami Dade County (INS)	4.75		11/01/2023	8,408
2,345	Miami Dade County, 5.00%, 10/01/2013 (INS)	4.54	(b)	10/01/2024	1,818
9,830	Miami Dade County (INS)	4.75		11/01/2024	9,881
3,670	Miami Dade County, 5.00%, 10/01/2013 (INS)	4.57	(b)	10/01/2025	2,811
2,500	Miami Dade County (INS)	5.00		10/01/2026	2,564
10,000	Miami Dade County School Board (INS)	5.00		2/01/2024	10,552
12,000	Miami Dade County School Board (INS)	5.25		5/01/2025	12,765
12,000	Orange County Health Facility Auth.	5.25		10/01/2022	12,081
5,000	Orange County Health Facility Auth.	5.38		10/01/2023	5,070
7,450	Palm Beach County Health Facilities Auth. (INS)	5.00		12/01/2021	6,716
1,500	Palm Beach County School Board (INS)	5.25		8/01/2018	1,622
650	Palm Beach County School Board (INS)	5.00		8/01/2022	675
6,000	Seminole Tribe (c)	5.75		10/01/2022	5,815
14,815	Seminole Tribe (c)	5.50		10/01/2024	13,875

					161,122

5  |  USAA Tax Exempt Intermediate-Term Fund

Principal Amount (000)	Security	Coupon Rate		Final Maturity	Market Value (000)

	Georgia (0.9%)
$10,000	Burke County Dev. Auth.	7.00%		1/01/2023	$11,841
5,000	Coweta County Dev. Auth. (INS)	4.35		9/01/2018	5,002
4,000	Glynn-Brunswick Memorial Hospital Auth.	5.25		8/01/2023	4,041
5,000	Savannah Hospital Auth. (INS)	5.00		7/01/2018	5,027

					25,911

	Guam (0.2%)
6,000	Education Financing Foundation (INS)	4.50		10/01/2026	4,822

	Hawaii (0.1%)
2,760	Housing Finance and Dev. Corp.	5.45		7/01/2017	2,763

	Idaho (0.0%)
1,000	Univ. of Idaho (INS)	4.75		4/01/2022	1,022

	Illinois (5.6%)
1,000	Bedford Park Village	4.60		12/01/2017	979
3,240	Bedford Park Village	4.80		12/01/2020	3,115
3,085	Bedford Park Village	4.90		12/01/2023	2,928
405	Channahon	6.25		1/01/2010	405
6,040	Channahon	6.88		1/01/2020	6,081
2,000	Chicago (PRE)	5.00		11/01/2019	2,158
5,000	Chicago	6.63		12/01/2022	4,756
29,925	Chicago School Board (INS)	4.82	(a)	12/01/2013	27,266
2,170	Chicago-O'Hare International Airport (INS)	5.50		1/01/2014	2,260
7,000	Chicago-O'Hare International Airport (INS)	5.00		1/01/2021	7,313
10,000	Chicago-O'Hare International Airport (INS)	5.00		1/01/2022	10,404
2,000	Finance Auth.	5.00		8/15/2017	1,769
750	Finance Auth.	5.25		4/01/2022	712
2,000	Finance Auth.	5.00		4/01/2023	1,862
3,400	Finance Auth. (INS)	5.00		11/01/2023	3,424
10,500	Finance Auth. (INS)	5.00		11/15/2023	10,355
4,165	Finance Auth.	5.00		4/01/2025	3,811
8,000	Finance Auth.	4.50		11/15/2026	7,184
1,750	Finance Auth.	5.40		4/01/2027	1,620
1,000	Health Facilities Auth.	5.25		9/01/2013	1,006
2,000	Health Facilities Auth.	5.25		9/01/2014	2,012
2,500	Health Facilities Auth.	5.25		9/01/2018	2,507
3,000	Health Facilities Auth. (INS)	5.00		2/15/2020	3,028
4,250	Health Facilities Auth. (PRE)	6.80		11/15/2020	4,534
825	Housing Dev. Auth.	4.55		7/01/2021	835
650	Housing Dev. Auth.	4.60		7/01/2023	655
8,050	Lake County Community Unit School District (INS)	5.13	(a)	12/01/2016	6,371
2,500	Metropolitan Pier and Exposition Auth., 5.20%, 6/15/2012 (INS)	5.20	(b)	6/15/2017	2,484
2,500	Metropolitan Pier and Exposition Auth., 5.30%, 6/15/2012 (INS)	5.30	(b)	6/15/2018	2,477
4,000	Metropolitan Pier and Exposition Auth., 5.40%, 6/15/2012 (INS)	5.40	(b)	6/15/2019	3,947
2,000	Northeastern Illinois Univ.	4.75		10/01/2025	2,026
4,735	Northern Illinois Univ. (INS)	4.88		4/01/2018	4,804
7,815	Univ. of Illinois (INS) (PRE)	5.00		8/15/2020	8,341
3,600	Volo Village, Lake County	5.00		3/01/2016	3,159
14,070	Will County Forest Preserve District (INS)	5.40	(a)	12/01/2017	10,587

					157,175

	Indiana (2.9%)
7,465	Bond Bank (PRE)	5.50		8/01/2016	7,767

                                                                                                                                                                                                                                                                                    Portfolio of Investments  |  6

Principal Amount (000)	Security	Coupon Rate	Final Maturity	Market Value (000)

$20,000	Finance Auth. (INS)	4.55%	12/01/2024	$19,183
1,900	Finance Auth.	5.00	10/01/2027	1,945
6,725	Health and Educational Facilities Financing Auth.	5.00	2/15/2022	6,676
1,400	Health Facility Financing Auth.	5.25	2/15/2018	1,401
6,000	Indianapolis	6.05	1/15/2010	5,966
3,000	Jasper County (INS)	5.85	4/01/2019	3,264
4,950	Municipal Power Agency (INS)	5.25	1/01/2017	5,203
2,100	Municipal Power Agency (INS)	5.25	1/01/2018	2,193
6,000	Rockport (INS)	4.63	6/01/2025	5,748
965	St. Joseph County	5.45	2/15/2017	965
7,260	St. Joseph County	5.75	2/15/2019	6,823
11,000	Univ. of Southern Indiana (INS)	5.00	10/01/2018	11,260
1,500	Vanderburgh County Redevelopment District	5.00	2/01/2026	1,472

				79,866

	Iowa (0.7%)
9,190	Finance Auth. (INS)	5.00	7/01/2014	9,932
1,325	Finance Auth. (INS)	5.00	12/01/2021	1,278
1,390	Finance Auth. (INS)	5.00	12/01/2022	1,334
1,460	Finance Auth. (INS)	5.00	12/01/2023	1,385
1,535	Finance Auth. (INS)	5.00	12/01/2024	1,440
1,610	Finance Auth. (INS)	5.00	12/01/2025	1,496
1,690	Finance Auth. (INS)	5.00	12/01/2026	1,561

				18,426

	Kansas (0.7%)
1,025	Wyandotte County	4.75	12/01/2016	1,049
19,000	Wyandotte County	5.00	12/01/2020	19,193

				20,242

	Kentucky (0.3%)
7,500	Economic Dev. Finance Auth. (INS)	5.75	12/01/2028	8,217

	Louisiana (2.0%)
2,150	Local Government Environmental Facilities and Community Dev. Auth. (INS)	5.25	12/01/2015	2,291
2,260	Local Government Environmental Facilities and Community Dev. Auth. (INS)	5.25	12/01/2016	2,387
2,355	Local Government Environmental Facilities and Community Dev. Auth. (INS)	5.25	12/01/2017	2,471
7,000	New Orleans (INS)	5.13	9/01/2021	7,085
6,825	Office Facilities Corp. (INS)	5.38	5/01/2018	7,020
2,000	Office Facilities Corp. (INS)	5.25	11/01/2018	2,104
5,175	Offshore Terminal Auth.	5.20	10/01/2018	5,178
4,450	St. Martin Parish	4.35	10/01/2012	4,702
3,955	St. Tammany Parish Hospital Service District No. 1 (INS)	5.00	7/01/2018	3,875
9,000	Transportation Auth. (INS)	4.38	12/01/2023	9,007
9,000	Transportation Auth. (INS)	4.38	12/01/2024	9,001

				55,121

	Maine (0.1%)
1,715	Housing Auth.	5.35	11/15/2021	1,728
1,500	Jay	4.85	5/01/2019	1,437

				3,165

	Maryland (0.4%)
2,915	Community Dev. Administration	5.88	7/01/2016	2,919
2,500	EDC	6.20	9/01/2022	2,857

7  |  USAA Tax Exempt Intermediate-Term Fund

Principal Amount (000)	Security		Coupon Rate	Final Maturity	Market Value (000)

$5,000	Health and Higher Educational Facilities Auth.	6.00%		1/01/2028	$5,183

					10,959

	Massachusetts (1.5%)
5,105	Commonwealth	5.75		6/15/2015	5,331
4,500	Commonwealth (INS) (PRE)	5.50		3/01/2018	4,934
7,775	Commonwealth (INS) (PRE)	5.38		8/01/2021	8,618
9,000	Health and Educational Facilities Auth.	6.00		7/01/2024	9,479
4,000	Health and Educational Facilities Auth.	5.00		7/15/2027	3,381
5,545	Massachusetts Bay Transportation Auth.	4.60	(a)	7/01/2022	3,217
7,790	Massachusetts Bay Transportation Auth.	4.65	(a)	7/01/2023	4,256
5,000	Massachusetts Bay Transportation Auth.	4.70	(a)	7/01/2024	2,573
1,600	Massachusetts Bay Transportation Auth.	4.73	(a)	7/01/2025	781
110	Water Pollution Abatement Trust	4.75		8/01/2025	117

					42,687

	Michigan (1.9%)
18,000	Building Auth. (INS)	4.81	(a)	10/15/2022	9,041
2,585	Detroit Building Auth. (LOC - Comerica Bank, N.A.)	6.15		2/01/2011	2,592
4,000	Detroit Downtown Dev. Auth. (INS)	5.00		7/01/2018	3,797
25,000	Dickinson County EDC	4.80		11/01/2018	24,025
1,855	Hospital Finance Auth.	6.25		10/01/2016	1,856
2,675	Hospital Finance Auth.	5.00		11/15/2019	2,656
3,400	Hospital Finance Auth.	5.00		11/15/2022	3,296
2,000	Kent Hospital Finance Auth.	5.50		7/01/2020	1,770
3,000	State Trunk Line Fund	5.00		11/01/2019	3,322
2,000	State Trunk Line Fund	5.00		11/01/2020	2,195

					54,550

	Minnesota (1.9%)
1,080	Chippewa County	5.38		3/01/2022	1,070
5,120	Chippewa County	5.50		3/01/2027	4,911
18,015	Cohasset	4.95		7/01/2022	18,261
2,500	Higher Education Facilities Auth.	4.50		10/01/2027	2,477
15	Housing Finance Agency	6.00		1/01/2018	15
3,000	Municipal Power Agency	4.38		10/01/2025	3,001
5,315	St. Paul Housing and Redevelopment Auth.	5.70		11/01/2015	5,294
1,500	St. Paul Housing and Redevelopment Auth.	5.85		11/01/2017	1,481
7,680	St. Paul Housing and Redevelopment Auth.	5.15		11/15/2020	7,028
3,500	St. Paul Housing and Redevelopment Auth.	5.25		5/15/2026	3,348
5,260	Washington County Hospital and Redevelopment Auth.	5.38		11/15/2018	4,964

					51,850

	Mississippi (0.1%)
1,650	Hospital Equipment and Facilities Auth.	5.00		12/01/2016	1,662
1,000	Hospital Equipment and Facilities Auth.	5.25		12/01/2021	963
1,385	Lincoln County (INS)	5.50		4/01/2018	1,385

					4,010

	Missouri (1.1%)
17,545	Cape Girardeau County Health Care Facilities IDA	5.00		6/01/2027	16,199
1,000	Cass County	5.00		5/01/2022	950
3,315	Cass County	5.38		5/01/2022	3,261
2,000	Cass County	5.50		5/01/2027	1,815
2,000	Dev. Finance Board	4.75		6/01/2025	1,875
2,385	Fenton City	4.50		4/01/2021	2,316
1,760	Riverside IDA (INS)	5.00		5/01/2020	1,765

                                                                                                                                                                                                                                                                                  Portfolio of Investments  |  8

Principal Amount (000)	Security		Coupon Rate	Final Maturity	Market Value (000)

$1,330	St. Joseph IDA	5.00%		4/01/2027	$1,340

					29,521

	Montana (0.3%)
6,500	Forsyth (INS)	4.65		8/01/2023	6,240
2,300	Health Facilities Auth.	6.38		6/01/2018	2,301

					8,541

	Nebraska (0.2%)
500	Platte County Hospital Auth. No. 1 (INS)	5.50		5/01/2010	504
500	Platte County Hospital Auth. No. 1 (INS)	5.55		5/01/2011	508
500	Platte County Hospital Auth. No. 1 (INS)	5.65		5/01/2012	508
500	Platte County Hospital Auth. No. 1 (INS)	5.75		5/01/2013	507
500	Platte County Hospital Auth. No. 1 (INS)	5.90		5/01/2015	507
3,500	Platte County Hospital Auth. No. 1 (INS)	6.05		5/01/2020	3,528
560	Scotts Bluff County Hospital Auth.	5.13		11/15/2019	562

					6,624

	Nevada (1.1%)
1,000	Clark County (INS)	4.50		11/01/2016	1,001
5,000	Clark County (INS) (PRE)	5.25		7/01/2019	5,351
2,865	Clark County	5.00		5/15/2020	2,958
6,040	Department of Business and Industry (INS)	5.76	(a)	1/01/2017	1,107
18,000	Humboldt County	5.15		12/01/2024	18,678
2,000	Reno (INS) (PRE)	5.00		5/15/2018	2,035

					31,130

	New Hampshire (0.2%)
5,000	Business Finance Auth.	5.85		12/01/2022	5,077

	New Jersey (2.0%)
2,000	EDA	5.75		12/01/2016	2,000
5,000	EDA (INS)	5.00		7/01/2022	5,083
8,830	EDA	5.25		9/01/2023	9,477
13,500	EDA	5.50		6/15/2024	13,210
20,000	State Turnpike Auth.	5.00		1/01/2021	21,672
5,000	Tobacco Settlement Financing Corp.	5.00		6/01/2017	4,969

					56,411

	New Mexico (1.2%)
15,000	Farmington	5.70		12/01/2016	14,999
2,000	Farmington	6.30		12/01/2016	2,001
4,150	Farmington	6.30		12/01/2016	4,152
4,890	Jicarilla Apache Nation (c)	5.00		9/01/2018	5,086
3,250	Jicarilla Apache Nation (c)	5.50		9/01/2023	3,402
4,000	Sandoval County	4.38		6/01/2020	4,079

					33,719

	New York (11.2%)
2,500	Albany IDA	5.75		11/15/2022	2,611
5,500	Dormitory Auth.	5.75		7/01/2013	5,929
1,500	Dormitory Auth.	5.25		7/01/2015	1,646
4,000	Dormitory Auth.	5.20		2/15/2016	4,009
5,420	Dormitory Auth. (LOC - Allied Irish Banks plc)	4.40		7/01/2016	5,628
2,005	Dormitory Auth.	5.25		7/01/2016	2,161
4,760	Dormitory Auth.	5.30		2/15/2017	4,770
2,000	Dormitory Auth.	5.25		7/01/2017	2,130
12,560	Dormitory Auth. (ETM)	5.30		2/15/2019	14,387
5,000	Dormitory Auth.	5.00		7/01/2020	5,014

9  |  USAA Tax Exempt Intermediate-Term Fund

Principal Amount (000)	Security	Coupon Rate	Final Maturity	Market Value (000)

$3,590	Dormitory Auth. (PRE)	5.05%	2/01/2022	$3,938
24,935	Dormitory Auth.	5.00	7/01/2022	24,436
2,500	Dutchess County IDA	4.50	8/01/2026	2,357
2,300	East Rochester Housing Auth. (NBGA)	4.05	2/15/2012	2,346
2,000	East Rochester Housing Auth. (NBGA)	4.63	2/15/2017	2,077
17,075	Long Island Power Auth.	5.00	4/01/2023	18,125
10,000	Metropolitan Transportation Auth.	6.25	11/15/2023	11,525
16,565	Metropolitan Transportation Auth.	5.00	11/15/2024	17,399
6,800	Metropolitan Transportation Auth.	5.00	11/15/2024	7,175
2,500	Metropolitan Transportation Auth. (INS)	5.00	11/15/2024	2,638
21,625	New York City	5.50	8/01/2015	23,991
4,455	New York City	5.63	8/01/2015	4,847
6,865	New York City	5.75	8/01/2016	7,490
5,000	New York City	5.25	10/15/2019	5,270
5,000	New York City	5.13	11/15/2022	5,424
4,330	New York City	5.13	12/01/2022	4,664
6,000	New York City	5.13	12/01/2023	6,441
10,000	New York City	5.00	4/01/2024	10,508
5,240	New York City	5.00	8/01/2024	5,555
15,000	New York City	5.00	8/01/2024	16,097
5,000	New York City	5.25	11/15/2024	5,439
5,000	New York City	5.00	2/01/2025	5,293
2,175	New York City IDA (INS)	4.15	7/01/2014	2,096
1,050	New York City IDA (INS)	4.75	7/01/2019	943
10,000	New York City Municipal Water Finance Auth.	5.38	6/15/2017	10,873
4,795	New York City Transitional Finance Auth. (INS)	5.25	8/01/2019	5,210
3,500	New York City Transitional Finance Auth.	5.00	1/15/2022	3,801
25,000	New York City Transitional Finance Auth.	5.00	5/01/2026	27,215
6,000	Seneca Nation Indians Capital Improvements Auth. (c)	5.00	12/01/2023	4,956
775	Suffolk County IDA	5.00	11/01/2013	810
1,880	Suffolk County IDA	5.00	11/01/2014	1,942
1,000	Suffolk County IDA	5.00	11/01/2015	1,021
3,180	Suffolk County IDA (INS)	4.75	6/01/2026	2,178
11,000	Tobacco Settlement Financing Corp.	5.50	6/01/2018	11,642

				314,007

	North Carolina (1.5%)
6,000	Eastern Municipal Power Agency	5.50	1/01/2012	6,447
4,885	Eastern Municipal Power Agency	5.50	1/01/2015	5,259
1,830	Eastern Municipal Power Agency	5.50	1/01/2016	1,970
1,000	Eastern Municipal Power Agency	5.50	1/01/2017	1,071
3,000	Eastern Municipal Power Agency	5.00	1/01/2024	3,102
5,500	Medical Care Commission	5.00	7/01/2027	4,964
5,000	Municipal Power Agency No. 1	5.50	1/01/2013	5,547
2,000	Municipal Power Agency No. 1	5.25	1/01/2020	2,190
3,600	Turnpike Auth. (INS)	5.00	1/01/2022	3,853
3,330	Turnpike Auth. (INS)	5.13	1/01/2024	3,556
4,000	Wake County Industrial Facilities and Pollution Control Financing Auth.	5.38	2/01/2017	4,274

				42,233

	North Dakota (0.1%)
1,000	Grand Forks (INS)	5.00	12/15/2022	1,053
2,055	Williams County	5.00	11/01/2021	1,958

				3,011

	Ohio (2.3%)
4,000	Air Quality Dev. Auth.	5.63	10/01/2019	4,101
9,000	Air Quality Dev. Auth.	5.70	8/01/2020	9,385
3,000	American Municipal Power, Inc.	5.00	2/15/2021	3,157
2,760	American Municipal Power, Inc.	5.00	2/15/2022	2,886

                                                                                                                                                                                                                                                                                 Portfolio of Investments  |  10

Principal Amount (000)	Security	Coupon Rate		Final Maturity	Market Value (000)

$22,375	Buckeye Tobacco Settlement Financing Auth.	5.13%		6/01/2024	$20,182
2,400	Fairview Park (INS)	4.13		12/01/2020	2,433
4,000	Franklin County	5.80		10/01/2014	4,049
2,650	Franklin County	5.50		7/01/2017	2,424
10,000	Hamilton (INS)	4.65		10/15/2022	10,439
855	Housing Finance Agency (NBGA)	5.10		9/01/2017	891
1,750	Miami County	5.25		5/15/2021	1,804
2,000	Miami County	5.25		5/15/2026	2,015

					63,766

	Oklahoma (1.5%)
5,360	Cherokee Nation (INS) (c)	4.60		12/01/2021	5,002
10,275	Chickasaw Nation (c)	5.38		12/01/2017	10,899
5,000	Chickasaw Nation (c)	6.00		12/01/2025	5,086
3,895	Comanche County Hospital Auth. (INS)	5.25		7/01/2022	3,881
3,000	Comanche County Hospital Auth. (INS)	5.25		7/01/2023	2,963
1,400	Norman Regional Hospital Auth.	5.50		9/01/2024	1,242
13,100	Norman Regional Hospital Auth.	5.00		9/01/2027	10,591
1,295	Valley View Hospital Auth.	6.00		8/15/2014	1,296

					40,960

	Oregon (0.1%)
1,000	Washington, Yamhill and Multnomah Counties Hillsboro School District No. 1J (INS)	4.58	(a)	6/15/2025	470
5,900	Washington, Yamhill and Multnomah Counties Hillsboro School District No. 1J (INS)	4.59	(a)	6/15/2026	2,598

					3,068

	Pennsylvania (1.0%)
1,000	Allegheny County IDA	5.00		9/01/2021	949
1,220	Allegheny County IDA	5.10		9/01/2026	1,116
17,300	Allegheny County IDA	4.75		12/01/2032	18,097
5,500	Higher Educational Facility Auth. (INS)	5.25		8/01/2014	5,572
1,615	Lancaster County Hospital Auth.	5.00		11/01/2026	1,625

					27,359

	Rhode Island (0.5%)
340	Health and Educational Building Corp. (INS)	5.50		5/15/2012	341
765	Health and Educational Building Corp. (INS)	5.50		5/15/2016	766
5,500	Health and Educational Building Corp. (INS)	5.00		5/15/2026	5,614
5,915	Housing and Mortgage Finance Corp.	4.65		10/01/2026	5,925

					12,646

	South Carolina (2.2%)
4,250	Georgetown County	5.95		3/15/2014	4,421
5,000	Georgetown County	5.70		4/01/2014	5,271
5,000	Lexington County Health Services District, Inc.	5.00		11/01/2024	5,077
7,335	Lexington County Health Services District, Inc.	5.00		11/01/2026	7,387
5,870	SCAGO Educational Facilities Corp. (INS)	4.75		12/01/2026	5,057
6,325	SCAGO Educational Facilities Corp. (INS)	4.75		12/01/2026	5,703
29,015	Tobacco Settlement Revenue Management Auth.	5.00		6/01/2018	29,063

					61,979

	South Dakota (0.3%)
1,700	Health and Educational Facilities Auth.	5.00		11/01/2024	1,737
6,025	Housing Dev. Auth. (INS)	5.15		11/01/2020	6,171

					7,908

11  |  USAA Tax Exempt Intermediate-Term Fund

Principal Amount (000)	Security	Coupon Rate		Final Maturity	Market Value (000)

	Tennessee (1.0%)
$7,000	Jackson	5.25%		4/01/2023	$7,183
2,125	Johnson City Health and Educational Facilities Board	5.25		7/01/2026	2,127
1,000	Nashville and Davidson County Health and Educational Facilities Board (INS)	5.10		8/01/2019	863
1,255	Shelby County Health, Educational and Housing Facility Board (PRE)	6.00		9/01/2016	1,420
745	Shelby County Health, Educational and Housing Facility Board (PRE)	6.00		9/01/2016	843
1,565	Shelby County Health, Educational and Housing Facility Board (PRE)	6.25		9/01/2018	1,781
935	Shelby County Health, Educational and Housing Facility Board (PRE)	6.25		9/01/2018	1,064
14,750	Sullivan County Health, Educational and Housing Facilities Board	5.25		9/01/2026	13,420

					28,701

	Texas (17.5%)
910	Alamo Community College District (INS) (PRE)	5.00		11/01/2020	983
1,050	Alamo Community College District (INS)	5.00		11/01/2020	1,111
2,300	Austin (INS)	5.00		11/15/2024	2,403
5,610	Austin Utility Systems (INS)	5.15	(a)	5/15/2017	4,351
1,855	Bastrop ISD (NBGA)	5.55	(a)	2/15/2014	1,723
3,030	Bastrop ISD (NBGA)	5.55	(a)	2/15/2015	2,704
3,055	Bastrop ISD (NBGA)	5.60	(a)	2/15/2016	2,596
3,155	Bastrop ISD (NBGA)	5.60	(a)	2/15/2017	2,552
4,540	Bexar County Health Facilities Dev. Corp.	5.00		7/01/2027	3,928
32,925	Brazos River Auth.	5.38		4/01/2019	32,886
5,365	Cass County IDC	5.35		4/01/2012	5,511
2,680	Central Regional Mobility Auth., 4.55%, 1/01/2014 (INS)	4.55	(b)	1/01/2020	1,957
3,445	Central Regional Mobility Auth., 4.60%, 1/01/2014 (INS)	4.60	(b)	1/01/2021	2,474
2,600	Conroe ISD (NBGA)	5.00		2/15/2023	2,826
3,100	Conroe ISD (NBGA)	5.00		2/15/2024	3,343
13,745	Denton ISD (NBGA)	5.03	(a)	8/15/2023	7,301
16,500	Denton ISD (NBGA)	5.06	(a)	8/15/2024	8,273
2,905	Eagle Mountain-Saginaw ISD (NBGA)	4.38		8/15/2026	2,975
1,520	Edgewood ISD (NBGA)	4.88		8/15/2019	1,562
1,595	Edgewood ISD (NBGA)	5.00		8/15/2020	1,684
1,675	Edgewood ISD (NBGA)	5.00		8/15/2021	1,768
2,245	Ennis ISD (NBGA)	4.56	(a)	8/15/2024	1,134
3,715	Ennis ISD (NBGA)	4.58	(a)	8/15/2025	1,775
3,720	Ennis ISD (NBGA)	4.60	(a)	8/15/2026	1,676
6,580	Fort Worth ISD (NBGA) (PRE)	5.00		2/15/2018	6,919
40,000	Harris County IDC	5.00		2/01/2023	39,922
1,895	Hidalgo County Health Services Corp.	4.75		8/15/2017	1,855
350	Hidalgo County Health Services Corp.	5.00		8/15/2019	342
3,805	Hidalgo County Health Services Corp.	5.00		8/15/2022	3,613
1,785	Hidalgo County Health Services Corp.	5.00		8/15/2026	1,625
3,000	Houston (INS)	5.00		3/01/2019	3,210
4,000	Houston Airport System	5.00		7/01/2024	4,236
7,000	Houston Airport System	5.00		7/01/2025	7,376
4,955	Houston ISD Public Facility Corp. (INS)	5.35	(a)	9/15/2015	4,263
3,635	Houston ISD Public Facility Corp. (INS)	5.35	(a)	9/15/2015	3,128
6,955	Houston ISD Public Facility Corp. (INS)	5.38	(a)	9/15/2016	5,662
2,635	Houston ISD Public Facility Corp. (INS)	5.38	(a)	9/15/2016	2,145
3,885	Houston ISD Public Facility Corp. (INS)	5.40	(a)	9/15/2017	2,997
5,000	Irving ISD (NBGA)	5.31	(a)	2/15/2025	2,366
2,200	Judson ISD (INS)	5.00		2/01/2023	2,308
1,500	Judson ISD (INS)	5.00		2/01/2024	1,569
1,595	La Porte ISD (INS)	5.00		2/15/2022	1,681

                                                                                                                                                                                                                                                                                  Portfolio of Investments  |  12

Principal Amount (000)	Security	Coupon Rate		Final Maturity	Market Value (000)

$3,535	La Porte ISD (INS)	5.00%		2/15/2024	$3,700
3,830	Lewisville (INS)	5.38		9/01/2015	3,849
4,555	Lower Colorado River Auth. (INS)	4.38		5/15/2025	4,571
4,555	Lower Colorado River Auth. (INS)	4.38		5/15/2026	4,542
2,560	Marlin ISD Public Facility Corp., acquired 7/22/1998; cost $2,602 (d)	5.85		2/15/2018	2,566
3,425	Mesquite Health Facilities Dev. Corp.	5.50		2/15/2025	3,092
2,040	Midlothian Dev. Auth. (INS)	5.00		11/15/2018	1,943
2,235	Midlothian Dev. Auth. (INS)	5.00		11/15/2021	2,088
9,265	Midlothian Dev. Auth.	6.00		11/15/2024	8,878
1,695	Midlothian Dev. Auth. (INS)	5.00		11/15/2026	1,497
2,755	Midlothian Dev. Auth.	5.13		11/15/2026	2,366
2,500	North Texas Tollway Auth.	6.00		1/01/2023	2,706
15,000	North Texas Tollway Auth.	6.00		1/01/2025	16,167
2,800	Northside ISD (NBGA) (PRE)	5.00		2/15/2017	2,944
2,500	Northside ISD (NBGA)	5.00		2/15/2017	2,616
2,865	Northside ISD (NBGA) (PRE)	5.00		2/15/2018	3,013
2,555	Northside ISD (NBGA)	5.00		2/15/2018	2,650
1,220	Nueces River Auth. (INS)	5.00		7/15/2023	1,280
1,530	Nueces River Auth. (INS)	5.00		7/15/2024	1,602
5,945	Plano ISD (NBGA)	5.00		2/15/2019	6,166
2,965	Plano ISD (NBGA)	4.50		2/15/2023	3,103
4,835	Port of Corpus Christi IDA	5.40		4/01/2018	4,766
19,050	Port of Corpus Christi IDC	5.40		4/01/2018	18,838
2,000	Red River Education Finance Corp.	4.38		3/15/2025	2,006
5,255	Red River Education Finance Corp.	4.38		3/15/2026	5,252
8,395	Rockwall ISD (NBGA)	5.14	(a)	2/15/2022	4,793
9,205	Sabine River Auth. (INS)	4.95		3/01/2018	9,409
1,965	San Leanna Education Facilities Corp.	5.13		6/01/2023	1,972
1,000	San Leanna Education Facilities Corp.	5.13		6/01/2024	997
1,545	San Leanna Education Facilities Corp.	5.13		6/01/2025	1,530
5,200	Schertz-Cibolo-Universal City ISD (NBGA)	4.86	(a)	2/01/2023	2,848
3,320	State	5.00		8/01/2016	3,690
3,750	Tarrant County Cultural Education Facilities Finance Corp.	5.25		11/15/2022	3,736
9,410	Tarrant County Cultural Education Facilities Finance Corp.	5.50		11/15/2022	8,799
1,100	Tarrant County Cultural Education Facilities Finance Corp.	6.00		11/15/2026	1,025
8,300	Tarrant County Cultural Education Facilities Finance Corp.	5.13		5/15/2027	7,481
8,000	Tarrant Regional Water District (INS)	5.25		3/01/2017	8,891
2,000	Tarrant Regional Water District (INS)	5.25		3/01/2019	2,182
2,000	Tarrant Regional Water District (INS)	5.25		3/01/2020	2,182
5,000	Tarrant Regional Water District (INS)	4.38		3/01/2021	5,151
7,000	Transportation Commission	4.38		4/01/2025	7,180
18,000	Transportation Commission	4.50		4/01/2026	18,624
4,000	Transportation Commission	4.75		4/01/2027	4,201
3,895	Tyler Health Facilities Dev. Corp.	5.25		7/01/2011	3,967
2,125	Tyler Health Facilities Dev. Corp.	5.25		7/01/2012	2,182
1,500	Tyler Health Facilities Dev. Corp.	5.25		7/01/2013	1,546
7,170	Tyler Health Facilities Dev. Corp.	5.25		11/01/2019	7,497
7,945	Tyler Health Facilities Dev. Corp.	5.25		11/01/2021	8,197
3,360	Tyler Health Facilities Dev. Corp.	5.25		11/01/2022	3,453
3,800	Tyler Health Facilities Dev. Corp.	5.25		11/01/2023	3,888
8,745	Tyler Health Facilities Dev. Corp.	5.25		7/01/2026	8,099
4,500	Univ. of Texas Board of Regents (PRE)	5.38		8/15/2017	4,841
7,000	Univ. of Texas Board of Regents (PRE)	5.25		7/01/2018	7,584
12,505	Univ. of Texas Board of Regents	4.25		8/15/2025	12,828
11,900	Univ. of Texas Board of Regents	4.25		8/15/2026	12,168
1,795	Weatherford ISD (NBGA)	4.73	(a)	2/15/2023	988
1,795	Weatherford ISD (NBGA)	4.77	(a)	2/15/2024	934
5,970	Williamson County (INS)	5.13		2/15/2022	6,564
1,385	Wylie ISD (NBGA)	5.00	(a)	8/15/2014	1,266

13  |  USAA Tax Exempt Intermediate-Term Fund

Principal Amount (000)	Security	Coupon Rate		Final Maturity	Market Value (000)

$1,690	Wylie ISD (NBGA)	5.10	% (a)	8/15/2015	$1,479

					489,086

	Utah (0.9%)
4,410	Intermountain Power Agency (INS) (ETM)	5.00		7/01/2012	4,426
19,626	Jordanelle Special Service District (c)	12.00		8/01/2030	20,289

					24,715

	Virginia (1.9%)
1,750	Albemarle County IDA	5.00		1/01/2024	1,635
2,290	College Building Auth.	5.00		6/01/2021	2,149
11,280	College Building Auth.	5.00		6/01/2026	10,079
1,775	Commonwealth Housing Dev. Auth.	4.35		1/01/2017	1,800
1,810	Commonwealth Housing Dev. Auth.	4.35		7/01/2017	1,835
15,342	Farms of New Kent Community Dev. Auth.	5.13		3/01/2036	9,677
3,889	Peninsula Town Center Community Dev. Auth.	5.80		9/01/2017	3,690
6,752	Peninsula Town Center Community Dev. Auth.	6.25		9/01/2024	6,019
5,378	Peninsula Town Center Community Dev. Auth.	6.35		9/01/2028	4,684
5,510	Public School Auth. (PRE)	5.00		8/01/2017	5,718
5,000	Richmond Convention Center Auth. (PRE)	6.13		6/15/2020	5,184
1,000	Small Business Financing Auth.	5.13		9/01/2022	945

					53,415

	Washington (0.5%)
1,800	Health Care Facilities Auth. (INS)	5.00		12/01/2023	1,698
2,000	Health Care Facilities Auth. (INS)	5.00		12/01/2024	1,862
2,310	Health Care Facilities Auth. (INS)	5.00		12/01/2025	2,129
1,470	Higher Education Facilities Auth.	5.20		10/01/2017	1,476
2,000	Housing Finance Commission (INS)	5.88		7/01/2019	2,012
5,000	King County Housing Auth. (INS)	5.20		7/01/2018	4,715

					13,892

	Wisconsin (1.0%)
4,130	Health and Educational Facilities Auth. (INS)	5.25		8/15/2012	4,137
5,000	Health and Educational Facilities Auth. (INS)	5.13		8/15/2020	5,011
8,300	Health and Educational Facilities Auth.	5.13		2/15/2026	7,995
2,350	Housing and EDA	4.85		9/01/2017	2,402
1,345	Kaukauna Area School District (INS)	4.85		3/01/2017	1,401
6,000	Sheboygan (INS)	5.00		9/01/2015	6,634

					27,580

	Total Fixed-Rate Instruments (cost: $2,549,110)				2,546,732

	PUT BONDS (7.0%)
	Alabama (0.4%)
10,900	Baptist Health Care Auth.	6.00		11/15/2024	11,499

	Arizona (0.5%)
12,500	Maricopa County	6.00		5/01/2029	13,072

	California (0.1%)
3,000	Health Facilities Financing Auth.	4.95		7/01/2026	3,195

	Florida (0.6%)
16,000	Putnam County Dev. Auth. (INS)	5.35		3/15/2042	17,027

                                                                                                                                                                                                                                                                            Portfolio of Investments  |  14

Principal Amount (000)	Security	Coupon Rate	Final Maturity	Market Value (000)

	Georgia (0.3%)
$8,015	DeKalb County Housing Auth.	4.70%	10/01/2031	$8,364

	Illinois (0.3%)
7,500	Educational Facilities Auth.	4.75	11/01/2036	7,873

	Louisiana (0.5%)
14,000	Public Facilities Auth.	7.00	12/01/2038	15,049

	Massachusetts (0.2%)
6,000	Dev. Finance Agency	5.75	12/01/2042	6,378

	Michigan (1.6%)
15,000	Hospital Finance Auth.	6.00	12/01/2034	17,404
15,000	Monroe County EDC (INS)	4.65	10/01/2024	15,519
10,550	Strategic Fund Ltd. (INS)	4.85	9/01/2030	10,809

				43,732

	New York (0.3%)
8,500	Hempstead	5.00	12/01/2010	8,515

	Ohio (0.3%)
8,000	Air Quality Dev. Auth.	5.75	6/01/2033	8,523

	Pennsylvania (0.4%)
10,000	Economic Dev. Financing Dev. Auth.	2.63	12/01/2033	9,994

	Tennessee (0.1%)
1,975	Knox County Health, Educational, and Housing Facilities Board (NBGA)	4.90	6/01/2031	2,075

	Texas (1.1%)
3,465	Beaumont Multifamily Housing Finance Corp. (NBGA)	4.70	12/15/2031	3,542
7,500	Matagorda County Navigation District No. 1	5.13	6/01/2030	7,808
3,470	Montgomery County Housing Finance Corp. (NBGA)	4.85	6/01/2031	3,611
15,000	North State Tollway Auth.	6.00	1/01/2038	16,609

				31,570

	Wisconsin (0.3%)
9,000	Madison	4.88	10/01/2027	9,638

	Total Put Bonds (cost: $185,517)			196,504

	PERIODIC AUCTION RESET BONDS (0.1%)
	Oklahoma (0.1%)
5,900	Tulsa County Industrial Auth., acquired 7/20/2006; cost $5,900 (d),(e)	0.64	1/01/2039	1,770

	VARIABLE-RATE DEMAND NOTES (0.9%)
	California (0.2%)
6,000	State (LIQ)(LOC - Dexia Credit Local) (c)	0.30	8/01/2032	6,000

15  |  USAA Tax Exempt Intermediate-Term Fund

Principal Amount (000)	Security	Coupon Rate	Final Maturity	Market Value (000)

	Louisiana (0.2%)
$6,000	Local Government Environmental Facilities and Community Dev. Auth. (LOC - Regions Bank)	0.95%	4/01/2035	$6,000

	Multi-State (0.1%)
3,635	Non-Profit Preferred Funding Trust I (LIQ) (c)	1.75	9/15/2037	3,635

	Tennessee (0.2%)
5,200	Shelby County Health, Educational and Housing Facility (LOC - Regions Bank)	0.95	5/01/2033	5,200

	Texas (0.2%)
5,000	Harrison County Health Facilities Dev. Corp. (LOC - Regions Bank)	0.95	4/01/2026	5,000

	Total Variable-Rate Demand Notes (cost: $25,835)			25,835

	Total Investments (cost: $2,766,362)			$ 2,770,841

($ in 000s)	VALUATION HIERARCHY

	(LEVEL 1) Quoted Prices in Active Markets for Identical Assets	(LEVEL 2) Other Significant Observable Inputs	(LEVEL 3) Significant Unobservable Inputs	Total
FIXED-RATE INSTRUMENTS	$—	$2,546,732	$—	$2,546,732
PUT BONDS	—	196,504	—	196,504
PERIODIC AUCTION RESET BONDS	—	—	1,770	1,770
VARIABLE-RATE DEMAND NOTES	—	25,835	—	25,835
Total	$—	$2,769,071	$1,770	$2,770,841

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

PERIODIC AUCTION RESET BONDS
Balance as of March 31, 2009	$-
Net realized gain (loss)	-
Change in net unrealized appreciation/depreciation	(4,130)
Net purchases (sales)	-
Transfers in and/or out of Level 3	5,900
Balance as of December 31, 2009	$1,770

                                                                                                                                                                                                                                                                                  Portfolio of Investments  |  16

NOTES TO PORTFOLIO
OF INVESTMENTS

December 31, 2009 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this quarterly report pertains only to the USAA Tax Exempt Intermediate-Term Fund (the Fund), which is classified as diversified under the 1940 Act.

A. Security valuation – The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust’s Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service’s judgment, these prices are readily available and are representative of the securities’ market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

3. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust’s Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

USAA Tax Exempt Intermediate-Term Fund    |  17

B. Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date.  The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager’s own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

For the securities valued using significant unobservable inputs, the Manager determined the market quotations from the pricing services were not determinative of fair value.  As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Trust’s Board of Trustees.  These unobservable inputs included risk premium adjustments reflecting the amount the Manager assumed market participants would demand because of the risk (uncertainty) in the cash flows from the securities and other information related to the securities such as credit quality and coupon rates.  Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. Securities purchased on a delayed-delivery or when-issued basis – Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund’s NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

D. Subsequent events – Subsequent events are events or transactions that occur after the quarterly report date but before the quarterly report is issued and are categorized as recognized or non-recognized for financial statement purposes. The Manager has evaluated subsequent events through February 22, 2010, the date the quarterly report was issued, and has determined there were no events that required recognition or disclosure in the Fund's quarterly report.

E. As of December 31, 2009, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized

                                                                                                                                                                                                                                                                Notes to  Portfolio of Investments  |  18

appreciation and depreciation of investments as of December 31, 2009, were $81,654,000 and $77,175,000, respectively, resulting in net unrealized appreciation of $4,479,000.

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $2,802,042,000 at December 31, 2009, and, in total, may not equal 100%.  A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES
(a)	Zero-coupon security. Rate represents the effective yield at the date of purchase.
(b)
Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security’s description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.

(c)
Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

(d)
Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at December 31, 2009, was $16,157,000, which represented 0.6% of the Fund’s net assets.

(e)	Security was fair valued at December 31, 2009, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.

USAA Tax Exempt Intermediate-Term Fund   |  19

ITEM 2.  CONTROLS AND PROCEDURES

The principal  executive officer and principal  financial officer of USAA Mutual
Funds Trust  (Trust) have  concluded  that the Trust's  disclosure  controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was  recorded,  processed,  summarized  and  reported within the time periods  specified in the Securities  and Exchange  Commission's rules and forms,  based upon such  officers'  evaluation  of these  controls and procedures as of a date within 90 days of the filing date of the report.

There  were  no  significant  changes  or  corrective  actions  with  regard  to significant deficiencies or material weaknesses in the Trust's internal controls or in other  factors  that  could  significantly  affect  the  Trust's  internal controls subsequent to the date of their evaluation.

ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940
(17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended December 31, 2009

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    2/26/2010
         -------------------------------

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    2/26/2010
         ------------------------------

By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    2/26/2010
         ------------------------------

*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.